Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Schedule of Allowance for Credit Losses

Accounts receivable and the allowance for credit losses consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Accounts receivable	92,782	76,437	10,472
Less: allowance for credit losses	(18,616)	(16,874)	(2,312)
Accounts receivable, net	74,166	59,563	8,160

Schedule of Allowance for Credit Losses

An analysis of the allowance for credit losses was as follows:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Balance at beginning of the year	(21,377)	(18,616)	(2,551)
Reversal	2,312	1,742	239
Write-off	449	—	—
Balance at the end of the year	(18,616)	(16,874)	(2,312)